December 2, 2020

Via Edgar Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Simplify Exchange Traded Funds, File Nos. 333-238475 and 811-23570

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Simplify Exchange Traded Funds (the “Trust”), on behalf of Simplify Growth Equity PLUS Convexity ETF, Simplify Growth Equity PLUS Downside Convexity ETF and Simplify Equity PLUS Upside Convexity ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on November 24, 2020 (Accession No. 0001398344-20-023234).

If you have any questions, please do not hesitate to contact Brian Doyle-Wenger at (614) 469-3294.

Very truly yours,

/s/ Paul Kim
Paul Kim
Chairman